Employee benefits (Details 2) - Performance Share Unit Program [Member]	6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2025	Dec. 31, 2024
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	2,014,599			1,973,979	1,873,175
Granted Date Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	May 5, 2026	May 6, 2025	April 29, 2024
Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 15.93	$ 9.31	$ 12.49
Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	28.12%	33.82%	35.60%
Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected term	3 years	3 years	3 years
Expected Values Of Shareholder Return Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected shareholder return indicator	94.04%	87.67%	66.95%
Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected performance factor	92.23%	104.25%	97.00%